Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements

2. Fair Value Measurements

ASC Topic 820, Fair Value Measurement, defines fair value as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:

Level 1—Fair value is based on observable inputs such as quoted prices for identical assets or liabilities in active markets.

Level 2—Fair value is determined using quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active or are directly or indirectly observable.

Level 3—Fair value is determined using one or more significant inputs that are unobservable in active markets at the measurement date, such as an option pricing model, discounted cash flow, or similar technique.

Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

On a recurring basis, the Company measures certain of its financial assets and liabilities, namely its warrant liabilities and cash equivalents, at fair value. The fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis was determined using the following inputs:

	As of December 31, 2021
(In thousands)	Level 1	Level 2	Level 3	Fair Value
Liabilities:
Warrant liability	$—	$—	$13,701	$13,701
Total liabilities	$—	$—	$13,701	$13,701

	As of December 31, 2020
(In thousands)	Level 1	Level 2	Level 3	Fair Value
Assets:
Cash equivalents:
Money market funds	$31,726	$—	$—	$31,726
Total assets	$31,726	$—	$—	$31,726

Cash equivalents consist primarily of money market funds with original maturities of three months or less at the time of purchase, and the carrying amount is a reasonable estimate of fair value. There were no transfers between fair value measurements levels during the years ended December 31, 2021 and 2020.

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 warrants for the year ended December 31, 2021:

(In thousands)
Balance at December 31, 2020	$—
Initial recognition of warrants	8,774
Increase in fair value of warrants	4,927
Balance at December 31, 2021	$13,701

The carrying amounts of accounts payable, accrued expenses and notes payable approximate their fair values because of the relatively short periods until they mature or are required to be settled.